                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Community First
Address:     520 Main Avenue
             Fargo, ND 58124

13F File Number: 28-10086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John Stibbe
Title:         Vice Pres & Trust Mgr
Phone:         701-293-2281
Signature, Place, and Date of Signing:

      /s/ John Stibbe     Fargo, ND    01/30/2004
      ---------------    -----------   ----------
        Signature        City, State     Date

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 184

Form 13F Information Table Value Total: $107,691 (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

                                                 TITLE
        NAME OF ISSUER                          OF CLASS                     VALUE          SHARES/        SH/PUT/
        SECURITY NAME                          SUBCLASS           CUSIP    (X $1000)       PRN AMOUNT     PRN CALL
Abbott Laboratories                         Large Cap Stock     002824100       970           20807          SH
Abbott Laboratories                         Large Cap Stock     002824100        33             716          SH
Abbott Laboratories                         Large Cap Stock     002824100         8             177          SH
Allstate Corporation                        Large Cap Stock     020002101      1691           39315          SH
Allstate Corporation                        Large Cap Stock     020002101        26             610          SH
Allstate Corporation                        Large Cap Stock     020002101        16             374          SH
American Express Company                    Large Cap Stock     025816109      1788           37076          SH
American Express Company                    Large Cap Stock     025816109        28             579          SH
American Express Company                    Large Cap Stock     025816109        17             353          SH
American International Group                Large Cap Stock     026874107      2768           41761          SH
American International Group                Large Cap Stock     026874107        38             571          SH
American International Group                Large Cap Stock     026874107        26             386          SH
Amgen, Inc.                                 Large Cap Stock     031162100      1972           31921          SH
Amgen, Inc.                                 Large Cap Stock     031162100        44             717          SH
Amgen, Inc.                                 Large Cap Stock     031162100        18             286          SH
Anadarko Petroleum Corporation              Large Cap Stock     032511107       754           14790          SH
Anadarko Petroleum Corporation              Large Cap Stock     032511107        12             239          SH
Anadarko Petroleum Corporation              Large Cap Stock     032511107         6             126          SH
Automatic Data Processing Inc               Large Cap Stock     053015103      1459           36826          SH
Automatic Data Processing Inc               Large Cap Stock     053015103        20             512          SH
Automatic Data Processing Inc               Large Cap Stock     053015103        14             352          SH
B P Amoco P L C                             Large Cap Stock     055622104      1820           36885          SH
B P Amoco P L C                             Large Cap Stock     055622104        36             720          SH
B P Amoco P L C                             Large Cap Stock     055622104        16             331          SH
Bank of America Corporation                 Large Cap Stock     060505104      1957           24332          SH
Bank of America Corporation                 Large Cap Stock     060505104        29             358          SH
Bank of America Corporation                 Large Cap Stock     060505104        16             193          SH
Bank One Corporation                        Large Cap Stock     06423A103       251            5507          SH
Bellsouth Corporation                       Large Cap Stock     079860102       274            9692          SH
Cardinal Health, Inc.                       Large Cap Stock     14149Y108      1497           24479          SH
Cardinal Health, Inc.                       Large Cap Stock     14149Y108        27             435          SH
Cardinal Health, Inc.                       Large Cap Stock     14149Y108        13             217          SH
Centurytel Inc                              Large Cap Stock     156700106      1248           38267          SH
Centurytel Inc                              Large Cap Stock     156700106        17             521          SH
Centurytel Inc                              Large Cap Stock     156700106        12             369          SH
ChevronTexaco Corporation                   Large Cap Stock     166764100       222            2567          SH
Cisco Systems, Inc.                         Large Cap Stock     17275R102      2539          104800          SH
Cisco Systems, Inc.                         Large Cap Stock     17275R102        37            1528          SH
Cisco Systems, Inc.                         Large Cap Stock     17275R102        22             890          SH
Citigroup Inc.                              Large Cap Stock     172967101      3566           73462          SH
Citigroup Inc.                              Large Cap Stock     172967101        72            1474          SH

Citigroup Inc.                              Large Cap Stock     172967101        32             651          SH
Community First Bankshares, Inc.            Large Cap Stock     203902101      3612          124808          SH
Community First Bankshares, Inc.            Large Cap Stock     203902101       145            5000          SH
Community First Bankshares, Inc.            Large Cap Stock     203902101        58            1996          SH
Danaher Corporation                         Large Cap Stock     235851102      2447           26673          SH
Danaher Corporation                         Large Cap Stock     235851102        30             328          SH
Danaher Corporation                         Large Cap Stock     235851102        23             255          SH
Dell Inc                                    Large Cap Stock     24702R101      2648           77940          SH
Dell Inc                                    Large Cap Stock     24702R101        42            1223          SH
Dell Inc                                    Large Cap Stock     24702R101        25             727          SH
Walt Disney Company                         Large Cap Stock     254687106      1395           59788          SH
Walt Disney Company                         Large Cap Stock     254687106        29            1248          SH
Walt Disney Company                         Large Cap Stock     254687106        13             575          SH
Dominion Res Inc                            Large Cap Stock     25746U109      1440           22564          SH
Dominion Res Inc                            Large Cap Stock     25746U109        21             325          SH
Dominion Res Inc                            Large Cap Stock     25746U109        14             216          SH
Du Pont ( E. I. ) De Nemours                Large Cap Stock     263534109      1595           34760          SH
Du Pont ( E. I. ) De Nemours                Large Cap Stock     263534109        25             538          SH
Du Pont ( E. I. ) De Nemours                Large Cap Stock     263534109        15             325          SH
EMC Corp/Mass                               Large Cap Stock     268648102       782           60560          SH
EMC Corp/Mass                               Large Cap Stock     268648102        11             861          SH
EMC Corp/Mass                               Large Cap Stock     268648102         7             554          SH
Exxon Mobil Corporation                     Large Cap Stock     30231G102       690           16819          SH
Exxon Mobil Corporation                     Large Cap Stock     30231G102       267            6509          SH
FleetBoston Financial                       Large Cap Stock     339030108      1210           27729          SH
FleetBoston Financial                       Large Cap Stock     339030108        18             410          SH
FleetBoston Financial                       Large Cap Stock     339030108        11             257          SH
Forest Labs, Inc.                           Large Cap Stock     345838106      1617           26166          SH
Forest Labs, Inc.                           Large Cap Stock     345838106        41             656          SH
Forest Labs, Inc.                           Large Cap Stock     345838106        16             265          SH
Gannett Company, Inc.                       Large Cap Stock     364730101      1593           17869          SH
Gannett Company, Inc.                       Large Cap Stock     364730101        19             215          SH
Gannett Company, Inc.                       Large Cap Stock     364730101        14             161          SH
General Dynamics                            Large Cap Stock     369550108      1925           21294          SH
General Dynamics                            Large Cap Stock     369550108        27             297          SH
General Dynamics                            Large Cap Stock     369550108        18             196          SH
General Electric Company                    Large Cap Stock     369604103      3037           98020          SH
General Electric Company                    Large Cap Stock     369604103        61            1985          SH
General Electric Company                    Large Cap Stock     369604103        22             718          SH
Home Depot, Inc.                            Large Cap Stock     437076102      1499           42224          SH
Home Depot, Inc.                            Large Cap Stock     437076102        31             887          SH
Home Depot, Inc.                            Large Cap Stock     437076102        14             401          SH
ITT Industries, Inc.                        Large Cap Stock     450911102       880           11858          SH
ITT Industries, Inc.                        Large Cap Stock     450911102        13             171          SH
ITT Industries, Inc.                        Large Cap Stock     450911102         8             109          SH
Intel Corporation                           Large Cap Stock     458140100      2047           63875          SH
Intel Corporation                           Large Cap Stock     458140100        47            1480          SH
Intel Corporation                           Large Cap Stock     458140100        18             559          SH
International Business Machines             Large Cap Stock     459200101       181            1951          SH
International Business Machines             Large Cap Stock     459200101        46             500          SH
International Paper Company                 Large Cap Stock     460146103       907           21029          SH
International Paper Company                 Large Cap Stock     460146103        12             269          SH
International Paper Company                 Large Cap Stock     460146103         8             196          SH
I Shares                                    Small Cap Stock     464287655       493            4450          SH
J P Morgan Chase & Co                       Large Cap Stock     46625H100      1176           32016          SH

J P Morgan Chase & Co                       Large Cap Stock     46625H100        67            1835          SH
J P Morgan Chase & Co                       Large Cap Stock     46625H100        11             295          SH
Johnson & Johnson Company                   Large Cap Stock     478160104       232            4496          SH
Kmart                                       Large Cap Stock     482MMI9V9         0           20000          SH
Keycorp                                     Large Cap Stock     493267108       700           23884          SH
Kinder Morgan, Inc.                         Large Cap Stock     49455P101       922           15596          SH
Kinder Morgan, Inc.                         Large Cap Stock     49455P101        15             251          SH
Kinder Morgan, Inc.                         Large Cap Stock     49455P101         8             142          SH
MBIA, Inc.                                  Large Cap Stock     55262C100      1037           17500          SH
MBIA, Inc.                                  Large Cap Stock     55262C100        15             248          SH
MBIA, Inc.                                  Large Cap Stock     55262C100        10             166          SH
MBNA Corporation                            Large Cap Stock     55262L100      2274           91502          SH
MBNA Corporation                            Large Cap Stock     55262L100        34            1378          SH
MBNA Corporation                            Large Cap Stock     55262L100        22             868          SH
Medtronic, Inc.                             Large Cap Stock     585055106      2117           43541          SH
Medtronic, Inc.                             Large Cap Stock     585055106        28             573          SH
Medtronic, Inc.                             Large Cap Stock     585055106        16             334          SH
Merck & Company, Inc.                       Large Cap Stock     589331107      1423           30793          SH
Merck & Company, Inc.                       Large Cap Stock     589331107        40             869          SH
Merck & Company, Inc.                       Large Cap Stock     589331107        11             244          SH
Microsoft Corporation                       Large Cap Stock     594918104      2689           98235          SH
Microsoft Corporation                       Large Cap Stock     594918104        62            2264          SH
Microsoft Corporation                       Large Cap Stock     594918104        22             819          SH
Oracle Corporation                          Large Cap Stock     68389X105      1653          124958          SH
Oracle Corporation                          Large Cap Stock     68389X105        26            1944          SH
Oracle Corporation                          Large Cap Stock     68389X105        15            1115          SH
Pepsico, Inc.                               Large Cap Stock     713448108      2421           51924          SH
Pepsico, Inc.                               Large Cap Stock     713448108        50            1078          SH
Pepsico, Inc.                               Large Cap Stock     713448108        22             467          SH
Pfizer, Inc.                                Large Cap Stock     717081103      2332           66020          SH
Pfizer, Inc.                                Large Cap Stock     717081103        48            1370          SH
Pfizer, Inc.                                Large Cap Stock     717081103        20             580          SH
Principal Financial Group                   Large Cap Stock     74251V102      1792           54175          SH
Principal Financial Group                   Large Cap Stock     74251V102        24             729          SH
Principal Financial Group                   Large Cap Stock     74251V102        15             464          SH
Procter & Gamble                            Large Cap Stock     742718109      1840           18421          SH
Procter & Gamble                            Large Cap Stock     742718109        65             651          SH
Procter & Gamble                            Large Cap Stock     742718109        16             160          SH
Qualcomm, Inc.                              Large Cap Stock     747525103      1045           19385          SH
Qualcomm, Inc.                              Large Cap Stock     747525103        14             254          SH
Qualcomm, Inc.                              Large Cap Stock     747525103         9             172          SH
Royal Dutch Petroleum N Y                   Large Cap Stock     780257804      1702           32488          SH
Royal Dutch Petroleum N Y                   Large Cap Stock     780257804        36             694          SH
Royal Dutch Petroleum N Y                   Large Cap Stock     780257804        15             290          SH
S B C Communications, Inc.                  Large Cap Stock     78387G103       346           13258          SH
S B C Communications, Inc.                  Large Cap Stock     78387G103        66            2517          SH
Schlumberger Limited                        Large Cap Stock     806857108       439            8018          SH
Schlumberger Limited                        Large Cap Stock     806857108        12             226          SH
Schlumberger Limited                        Large Cap Stock     806857108         4              82          SH
Staples, Inc.                               Large Cap Stock     855030102      2186           80084          SH
Staples, Inc.                               Large Cap Stock     855030102        37            1344          SH
Staples, Inc.                               Large Cap Stock     855030102        22             788          SH
Target Corporation                          Large Cap Stock     87612E106      1712           44574          SH
Target Corporation                          Large Cap Stock     87612E106        27             705          SH
Target Corporation                          Large Cap Stock     87612E106        16             404          SH

Texas Instruments, Inc.                     Large Cap Stock     882508104      1258           42815          SH
Texas Instruments, Inc.                     Large Cap Stock     882508104        25             854          SH
Texas Instruments, Inc.                     Large Cap Stock     882508104        12             410          SH
UST, Inc.                                   Large Cap Stock     902911106       314            8800          SH
U S Bancorp                                 Large Cap Stock     902973304       653           21941          SH
United Technologies Corporation             Large Cap Stock     913017109      3040           32080          SH
United Technologies Corporation             Large Cap Stock     913017109        42             445          SH
United Technologies Corporation             Large Cap Stock     913017109        27             290          SH
Veritas Software Corporation                Large Cap Stock     923436109       851           22977          SH
Veritas Software Corporation                Large Cap Stock     923436109        12             329          SH
Veritas Software Corporation                Large Cap Stock     923436109         8             223          SH
Verizon Communications                      Large Cap Stock     92343V104      1725           49177          SH
Verizon Communications                      Large Cap Stock     92343V104        28             796          SH
Verizon Communications                      Large Cap Stock     92343V104        13             366          SH
Viacom, Inc.                                Large Cap Stock     925524308      2458           55395          SH
Viacom, Inc.                                Large Cap Stock     925524308        62            1400          SH
Viacom, Inc.                                Large Cap Stock     925524308        23             517          SH
Wal-Mart Stores                             Large Cap Stock     931142103      2330           43919          SH
Wal-Mart Stores                             Large Cap Stock     931142103        33             625          SH
Wal-Mart Stores                             Large Cap Stock     931142103        19             365          SH
Walgreen Company                            Large Cap Stock     931422109      1810           49750          SH
Walgreen Company                            Large Cap Stock     931422109        29             784          SH
Walgreen Company                            Large Cap Stock     931422109        16             449          SH
Wells Fargo & Company                       Large Cap Stock     949746101      2977           50550          SH
Wells Fargo & Company                       Large Cap Stock     949746101        44             747          SH
Wells Fargo & Company                       Large Cap Stock     949746101        17             284          SH
Wyeth                                       Large Cap Stock     983024100      1352           31849          SH
Wyeth                                       Large Cap Stock     983024100        23             539          SH
Wyeth                                       Large Cap Stock     983024100        12             272          SH
Xcel Energy Inc.                            Large Cap Stock     98389B100       205           12061          SH
Transocean Sedco Forex, Inc.                Large Cap Stock     G90078109       717           29883          SH
Transocean Sedco Forex, Inc.                Large Cap Stock     G90078109        13             541          SH
Transocean Sedco Forex, Inc.                Large Cap Stock     G90078109         7             288          SH

       NAME OF ISSUER           INVSTMT OTHER               VOTING AUTHORITY
        SECURITY NAME           DISCRTN MANAGERS           SOLE         SHARED       NONE
Abbott Laboratories                 SOLE                  20562
Abbott Laboratories                 SOLE                                              245
Abbott Laboratories                 OTHER                   694
Abbott Laboratories                 OTHER                                              22
Abbott Laboratories                 DEF/OTH                 177
Allstate Corporation                SOLE                  38842
Allstate Corporation                SOLE                                              473
Allstate Corporation                OTHER                   536
Allstate Corporation                OTHER                                              74
Allstate Corporation                DEF/OTH                 374
American Express Company            SOLE                  36595
American Express Company            SOLE                                              481
American Express Company            OTHER                   481
American Express Company            OTHER                                              98
American Express Company            DEF/OTH                 353
American International Group        SOLE                  41266
American International Group        SOLE                                              495
American International Group        OTHER                   523

American International Group        OTHER                                              48
American International Group        DEF/OTH                 386
Amgen, Inc.                         SOLE                  31543
Amgen, Inc.                         SOLE                                              378
Amgen, Inc.                         OTHER                   631
Amgen, Inc.                         OTHER                                              86
Amgen, Inc.                         DEF/OTH                 286
Anadarko Petroleum Corporation      SOLE                  14586
Anadarko Petroleum Corporation      SOLE                                              204
Anadarko Petroleum Corporation      OTHER                   187
Anadarko Petroleum Corporation      OTHER                                              52
Anadarko Petroleum Corporation      DEF/OTH                 126
Automatic Data Processing Inc       SOLE                  36334
Automatic Data Processing Inc       SOLE                                              492
Automatic Data Processing Inc       OTHER                   487
Automatic Data Processing Inc       OTHER                                              25
Automatic Data Processing Inc       DEF/OTH                 352
B P Amoco P L C                     SOLE                  36439
B P Amoco P L C                     SOLE                                              446
B P Amoco P L C                     OTHER                   696
B P Amoco P L C                     OTHER                                              24
B P Amoco P L C                     DEF/OTH                 331
Bank of America Corporation         SOLE                  24075
Bank of America Corporation         SOLE                                              257
Bank of America Corporation         OTHER                   358
Bank of America Corporation         DEF/OTH                 193
Bank One Corporation                SOLE                   5507
Bellsouth Corporation               SOLE                   5692
Bellsouth Corporation               SOLE                                             4000
Cardinal Health, Inc.               SOLE                  24143
Cardinal Health, Inc.               SOLE                                              336
Cardinal Health, Inc.               OTHER                   359
Cardinal Health, Inc.               OTHER                                              76
Cardinal Health, Inc.               DEF/OTH                 217
Centurytel Inc                      SOLE                  37785
Centurytel Inc                      SOLE                                              482
Centurytel Inc                      OTHER                   521
Centurytel Inc                      DEF/OTH                 369
ChevronTexaco Corporation           SOLE                   2567
Cisco Systems, Inc.                 SOLE                 103561
Cisco Systems, Inc.                 SOLE                                             1239
Cisco Systems, Inc.                 OTHER                  1410
Cisco Systems, Inc.                 OTHER                                             118
Cisco Systems, Inc.                 DEF/OTH                 890
Citigroup Inc.                      SOLE                  72627
Citigroup Inc.                      SOLE                                              835
Citigroup Inc.                      OTHER                  1370
Citigroup Inc.                      OTHER                                             104
Citigroup Inc.                      DEF/OTH                 651
Community First Bankshares, Inc.    SOLE                  10106
Community First Bankshares, Inc.    SOLE                                           114702
Community First Bankshares, Inc.    OTHER                                            5000
Community First Bankshares, Inc.    DEF/OTH                                          1996
Danaher Corporation                 SOLE                  26328
Danaher Corporation                 SOLE                                              345

Danaher Corporation                 OTHER                   328
Danaher Corporation                 DEF/OTH                 255
Dell Inc                            SOLE                  76960
Dell Inc                            SOLE                                              980
Dell Inc                            OTHER                  1007
Dell Inc                            OTHER                                             216
Dell Inc                            DEF/OTH                 727
Walt Disney Company                 SOLE                  59021
Walt Disney Company                 SOLE                                              767
Walt Disney Company                 OTHER                  1073
Walt Disney Company                 OTHER                                             175
Walt Disney Company                 DEF/OTH                 575
Dominion Res Inc                    SOLE                  22273
Dominion Res Inc                    SOLE                                              291
Dominion Res Inc                    OTHER                   325
Dominion Res Inc                    DEF/OTH                 216
Du Pont ( E. I. ) De Nemours        SOLE                  34345
Du Pont ( E. I. ) De Nemours        SOLE                                              415
Du Pont ( E. I. ) De Nemours        OTHER                   484
Du Pont ( E. I. ) De Nemours        OTHER                                              54
Du Pont ( E. I. ) De Nemours        DEF/OTH                 325
EMC Corp/Mass                       SOLE                  60000
EMC Corp/Mass                       SOLE                                              560
EMC Corp/Mass                       OTHER                   776
EMC Corp/Mass                       OTHER                                              85
EMC Corp/Mass                       DEF/OTH                 554
Exxon Mobil Corporation             SOLE                  12416
Exxon Mobil Corporation             SOLE                                             4403
Exxon Mobil Corporation             OTHER                   664
Exxon Mobil Corporation             OTHER                                            5845
FleetBoston Financial               SOLE                  27365
FleetBoston Financial               SOLE                                              364
FleetBoston Financial               OTHER                   378
FleetBoston Financial               OTHER                                              32
FleetBoston Financial               DEF/OTH                 257
Forest Labs, Inc.                   SOLE                  25816
Forest Labs, Inc.                   SOLE                                              350
Forest Labs, Inc.                   OTHER                   588
Forest Labs, Inc.                   OTHER                                              68
Forest Labs, Inc.                   DEF/OTH                 265
Gannett Company, Inc.               SOLE                  17642
Gannett Company, Inc.               SOLE                                              227
Gannett Company, Inc.               OTHER                   215
Gannett Company, Inc.               DEF/OTH                 161
General Dynamics                    SOLE                  21008
General Dynamics                    SOLE                                              286
General Dynamics                    OTHER                   277
General Dynamics                    OTHER                                              20
General Dynamics                    DEF/OTH                 196
General Electric Company            SOLE                  97045
General Electric Company            SOLE                                              975
General Electric Company            OTHER                  1893
General Electric Company            OTHER                                              92
General Electric Company            DEF/OTH                 718
Home Depot, Inc.                    SOLE                  41716

Home Depot, Inc.                    SOLE                                              508
Home Depot, Inc.                    OTHER                   826
Home Depot, Inc.                    OTHER                                              61
Home Depot, Inc.                    DEF/OTH                 401
ITT Industries, Inc.                SOLE                  11732
ITT Industries, Inc.                SOLE                                              126
ITT Industries, Inc.                OTHER                   171
ITT Industries, Inc.                DEF/OTH                 109
Intel Corporation                   SOLE                  63121
Intel Corporation                   SOLE                                              754
Intel Corporation                   OTHER                  1391
Intel Corporation                   OTHER                                              89
Intel Corporation                   DEF/OTH                 559
International Business Machines     SOLE                    984
International Business Machines     SOLE                                              967
International Business Machines     OTHER                   500
International Paper Company         SOLE                  20769
International Paper Company         SOLE                                              260
International Paper Company         OTHER                   269
International Paper Company         DEF/OTH                 196
I Shares                            SOLE                   4450
J P Morgan Chase & Co               SOLE                  31662
J P Morgan Chase & Co               SOLE                                              354
J P Morgan Chase & Co               OTHER                   460
J P Morgan Chase & Co               OTHER                                            1375
J P Morgan Chase & Co               DEF/OTH                 295
Johnson & Johnson Company           SOLE                   4496
Kmart                               SOLE                  20000
Keycorp                             SOLE                  23884
Kinder Morgan, Inc.                 SOLE                  15396
Kinder Morgan, Inc.                 SOLE                                              200
Kinder Morgan, Inc.                 OTHER                   227
Kinder Morgan, Inc.                 OTHER                                              24
Kinder Morgan, Inc.                 DEF/OTH                 142
MBIA, Inc.                          SOLE                  17278
MBIA, Inc.                          SOLE                                              222
MBIA, Inc.                          OTHER                   229
MBIA, Inc.                          OTHER                                              19
MBIA, Inc.                          DEF/OTH                 166
MBNA Corporation                    SOLE                  90491
MBNA Corporation                    SOLE                                             1011
MBNA Corporation                    OTHER                  1213
MBNA Corporation                    OTHER                                             165
MBNA Corporation                    DEF/OTH                 868
Medtronic, Inc.                     SOLE                  43084
Medtronic, Inc.                     SOLE                                              457
Medtronic, Inc.                     OTHER                   478
Medtronic, Inc.                     OTHER                                              95
Medtronic, Inc.                     DEF/OTH                 334
Merck & Company, Inc.               SOLE                  30465
Merck & Company, Inc.               SOLE                                              328
Merck & Company, Inc.               OTHER                   810
Merck & Company, Inc.               OTHER                                              59
Merck & Company, Inc.               DEF/OTH                 244
Microsoft Corporation               SOLE                  97135

Microsoft Corporation               SOLE                                             1100
Microsoft Corporation               OTHER                  1998
Microsoft Corporation               OTHER                                             266
Microsoft Corporation               DEF/OTH                 819
Oracle Corporation                  SOLE                 123350
Oracle Corporation                  SOLE                                             1608
Oracle Corporation                  OTHER                  1723
Oracle Corporation                  OTHER                                             221
Oracle Corporation                  DEF/OTH                1115
Pepsico, Inc.                       SOLE                  51170
Pepsico, Inc.                       SOLE                                              754
Pepsico, Inc.                       OTHER                   902
Pepsico, Inc.                       OTHER                                             176
Pepsico, Inc.                       DEF/OTH                 467
Pfizer, Inc.                        SOLE                  65196
Pfizer, Inc.                        SOLE                                              824
Pfizer, Inc.                        OTHER                  1259
Pfizer, Inc.                        OTHER                                             111
Pfizer, Inc.                        DEF/OTH                 580
Principal Financial Group           SOLE                  53524
Principal Financial Group           SOLE                                              651
Principal Financial Group           OTHER                   683
Principal Financial Group           OTHER                                              46
Principal Financial Group           DEF/OTH                 464
Procter & Gamble                    SOLE                  18207
Procter & Gamble                    SOLE                                              214
Procter & Gamble                    OTHER                   616
Procter & Gamble                    OTHER                                              35
Procter & Gamble                    DEF/OTH                 160
Qualcomm, Inc.                      SOLE                  19104
Qualcomm, Inc.                      SOLE                                              281
Qualcomm, Inc.                      OTHER                   245
Qualcomm, Inc.                      OTHER                                               9
Qualcomm, Inc.                      DEF/OTH                 172
Royal Dutch Petroleum N Y           SOLE                  32081
Royal Dutch Petroleum N Y           SOLE                                              407
Royal Dutch Petroleum N Y           OTHER                   464
Royal Dutch Petroleum N Y           OTHER                                             230
Royal Dutch Petroleum N Y           DEF/OTH                 290
S B C Communications, Inc.          SOLE                   6150
S B C Communications, Inc.          SOLE                                             7108
S B C Communications, Inc.          OTHER                  2371
S B C Communications, Inc.          OTHER                                             146
Schlumberger Limited                SOLE                   7914
Schlumberger Limited                SOLE                                              104
Schlumberger Limited                OTHER                   219
Schlumberger Limited                OTHER                                               7
Schlumberger Limited                DEF/OTH                  82
Staples, Inc.                       SOLE                  79101
Staples, Inc.                       SOLE                                              983
Staples, Inc.                       OTHER                  1078
Staples, Inc.                       OTHER                                             266
Staples, Inc.                       DEF/OTH                 788
Target Corporation                  SOLE                  44032
Target Corporation                  SOLE                                              542

Target Corporation                  OTHER                   597
Target Corporation                  OTHER                                             108
Target Corporation                  DEF/OTH                 404
Texas Instruments, Inc.             SOLE                  42297
Texas Instruments, Inc.             SOLE                                              518
Texas Instruments, Inc.             OTHER                   784
Texas Instruments, Inc.             OTHER                                              70
Texas Instruments, Inc.             DEF/OTH                 410
UST, Inc.                           SOLE                   8800
U S Bancorp                         SOLE                   9224
U S Bancorp                         SOLE                                            12717
United Technologies Corporation     SOLE                  31677
United Technologies Corporation     SOLE                                              403
United Technologies Corporation     OTHER                   402
United Technologies Corporation     OTHER                                              43
United Technologies Corporation     DEF/OTH                 290
Veritas Software Corporation        SOLE                  22712
Veritas Software Corporation        SOLE                                              265
Veritas Software Corporation        OTHER                   306
Veritas Software Corporation        OTHER                                              23
Veritas Software Corporation        DEF/OTH                 223
Verizon Communications              SOLE                  45735
Verizon Communications              SOLE                                             3442
Verizon Communications              OTHER                   764
Verizon Communications              OTHER                                              32
Verizon Communications              DEF/OTH                 366
Viacom, Inc.                        SOLE                  54706
Viacom, Inc.                        SOLE                                              689
Viacom, Inc.                        OTHER                   832
Viacom, Inc.                        OTHER                                             568
Viacom, Inc.                        DEF/OTH                 517
Wal-Mart Stores                     SOLE                  43427
Wal-Mart Stores                     SOLE                                              492
Wal-Mart Stores                     OTHER                   519
Wal-Mart Stores                     OTHER                                             106
Wal-Mart Stores                     DEF/OTH                 365
Walgreen Company                    SOLE                  49137
Walgreen Company                    SOLE                                              613
Walgreen Company                    OTHER                   710
Walgreen Company                    OTHER                                              74
Walgreen Company                    DEF/OTH                 449
Wells Fargo & Company               SOLE                  50159
Wells Fargo & Company               SOLE                                              391
Wells Fargo & Company               OTHER                   725
Wells Fargo & Company               OTHER                                              22
Wells Fargo & Company               DEF/OTH                 284
Wyeth                               SOLE                  31479
Wyeth                               SOLE                                              370
Wyeth                               OTHER                   433
Wyeth                               OTHER                                             106
Wyeth                               DEF/OTH                 272
Xcel Energy Inc.                    SOLE                   7661
Xcel Energy Inc.                    SOLE                                             4400
Transocean Sedco Forex, Inc.        SOLE                  29429
Transocean Sedco Forex, Inc.        SOLE                                              454

Transocean Sedco Forex, Inc.        OTHER                   518
Transocean Sedco Forex, Inc.        OTHER                                              23
Transocean Sedco Forex, Inc.        DEF/OTH                 288